May 3, 2006

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, NE.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The Gabelli Blue Chip Value Fund (THE "FUND")
                  FILE NOS. 333-80099 AND 811-09377
                  ---------------------------------
Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 9 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2006 (Accession # 0000935069-06-001212).

Should you have any comments on this filing, please contact the undersigned at
(617) 338-4352.

Sincerely,


/s/ Heather Melito-Dezan
Heather Melito-Dezan
Senior Specialist - Regulatory Administration
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110



cc:      B. Alpert
         J. McKee
         R. Prins
         L. Dowd
         J. DelPrete